Schedule of Changes in Liability for Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Beginning balance	$ 7,577	$ 5,559	$ 4,022
Increases in current year tax positions	2,536	895	2,146
Increases in prior year tax positions	224	2,605	190
Decreases in prior year tax positions	(9)		(67)
Settlements		(1,143)
Expiration of statute of limitations	(436)	(339)	(732)
Ending balance	$ 9,892	$ 7,577	$ 5,559